Post-balance sheet events (Details) € in Millions	1 Months Ended
	May 31, 2023 aircraft	May 31, 2024 EUR (€)
Boeing 737-MAX-10 aircraft
Post-balance sheet events
Number of aircraft agreed to purchase	300
Number of Aircraft, Firm Order	150
Number of aircraft ordered subject to purchase options	150
Announcement of share buyback programme
Post-balance sheet events
Share buyback program, approved amount | €		€ 700